Financial Instruments and Fair Value Disclosures - Additional Information (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2019 CAD ($)	Mar. 31, 2018 CAD ($)	Mar. 31, 2017 CAD ($)
Disclosure Of Financial Instruments [Line Items]
Foreign exhange comprehensive loss	$ 5,572	$ 2,440
Maximum exposure to credit risk	$ 4,643,369	$ 344,649
Current portion of accounts receivable	89.00%	96.00%
Cash and cash equivalents	$ 2,480,830	$ 322,560	$ 101,800
Marketable securities	2,034,133
Gross cash proceeds from equity financing	$ 154,976	$ 54,876
Government Agencies
Disclosure Of Financial Instruments [Line Items]
Portion of receivable	72.00%	19.00%
Currency Risk
Disclosure Of Financial Instruments [Line Items]
Increase or decrease in exchange rate	10
Foreign exchange net loss	$ 1,548
Foreign exhange comprehensive loss	291,469
Interest Rate Risk
Disclosure Of Financial Instruments [Line Items]
Total principal value	97,471
Short term investment and securities amount	2,821,512	65,395
Liqudity Risk
Disclosure Of Financial Instruments [Line Items]
Gross cash proceeds from equity financing	$ 5,072,500	$ 470,670